SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)
Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
December 21, 2021
PRO_SAISTKR21-84